Property and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Buildings	1,190,980	1,909,633	292,664
Data center equipment	2,375,136	3,945,877	604,732
Furniture and office equipment	13,560	11,934	1,829
Computers and network equipment	9,928	16,677	2,556
Motor vehicles	3,873	6,868	1,053
Purchased software	3,608	6,984	1,070
Leasehold improvements	32,202	36,358	5,572
Construction in progress	1,111,263	1,196,551	183,379
	4,740,550	7,130,882	1,092,855
Less: accumulated depreciation	(335,963)	(707,052)	(108,360)
Property and equipment, net	4,404,587	6,423,830	984,495

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 was RMB83,910, RMB208,415 and RMB369,686 (US$56,657), respectively.